Related party transactions (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Revenues
Time charter revenue		$ 35,856	$ 23,345	$ 105,957	$ 67,799
Operating expenses
Vessel operating expenses		(5,909)	(4,674)	(17,714)	(12,708)
Interest income from joint ventures		98	192	341	697
Interest expense and commitment fees to Höegh LNG		(7,739)	(6,283)	(23,227)	(19,043)
Financial (income) expense
Total		2,508	13,425	25,353	16,445
Hoegh LNG and Subsidiaries [Member]
Operating expenses
Vessel operating expenses	[1]	(5,348)	(3,856)	(15,891)	(10,899)
Hours, travel expense and overhead and Board of Directors’ fees	[2]	(778)	(905)	(2,456)	(2,645)
Interest income from joint ventures	[3]	75	189	305	671
Interest expense and commitment fees to Höegh LNG	[4]	(1,232)	(1,288)	(3,438)	(3,791)
Financial (income) expense
Total		5,010	6,475	13,959	18,671
Hoegh Gallant [Member]
Revenues
Time charter revenue	[5]	$ 12,293	$ 12,335	$ 35,439	$ 35,335

[1]	Vessel operating expenses: Subsidiaries of Höegh LNG provides ship management of vessels, including crews and the provision of other services and supplies.
[2]	Board of Directors’ fees: Effective May 22, 2017, a total of 9,805 common units of the Partnership were awarded to non-employee directors as compensation of $189 for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan which were recorded as administrative expense and as an issuance of common units. Effective June 3, 2016, a total of 10,650 common units of the Partnership were awarded to non-employee directors as compensation of $189 for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan which were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.
[3]	Interest income from joint ventures: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income.
[4]	Interest expense and commitment fees to Höegh LNG and affiliates: Höegh LNG and its affiliates provided an $85 million revolving credit facility for general partnership purposes which incurs a commitment fee on the undrawn balance and interest expense on the drawn balance and a seller’s credit note to finance part of the Höegh Gallant acquisition which incurs interest expense.
[5]	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant.